UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2016

Date of reporting period: 08/31/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Growth Fund, a series of the 360 Funds, for the period ended August 31, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund
Class A Shares (Ticker Symbol: SRGAX)
Class C Shares (Ticker Symbol: SRGCX)
Institutional Class Shares (Ticker Symbol: SRGIX)

Stringer Moderate Growth Fund
Class A Shares (Ticker Symbol: SRQAX)
Class C Shares (Ticker Symbol: SRQCX)
Institutional Class Shares (Ticker Symbol: SRQIX)

A series of the
360 Funds

SEMI-ANNUAL REPORT

August 31, 2015

Investment Adviser

Stringer Asset Management, LLC
5050 Poplar Avenue, Suite 1103
Memphis, TN 38157

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	3
STATEMENT OF ASSETS AND LIABILITIES	5
STATEMENT OF OPERATIONS	6
STATEMENT OF CHANGES IN NET ASSETS	7
FINANCIAL HIGHLIGHTS	9
NOTES TO FINANCIAL STATEMENTS	13
ADDITIONAL INFORMATION	20
EXPENSE EXAMPLES	21
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	23

Stringer Funds	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS
August 31, 2015 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2015 and are subject to change.

Stringer Funds	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS
August 31, 2015 (Unaudited)

Stringer Moderate Growth Fund

The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2015 and are subject to change.

STRINGER FUNDS

Stringer Growth Fund	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 95.04%

ASSET ALLOCATION FUNDS - 3.88%
SPDR Barclays Convertible Securities ETF	43,292	$1,989,700

EQUITY FUNDS - 91.16%
First Trust Multi Cap Value AlphaDEX Fund	129,879	5,545,833
IQ Merger Arbitrage ETF	86,396	2,449,327
iShares Global Consumer Discretionary ETF	28,828	2,503,424
iShares MSCI EAFE Minimum Volatility ETF	63,495	4,047,171
iShares MSCI EAFE Small-Cap ETF	52,271	2,564,415
iShares MSCI EAFE Value ETF	77,126	3,782,259
iShares MSCI USA Minimum Volatility ETF	128,180	5,132,327
iShares MSCI USA Momentum Factor ETF	87,907	6,127,118
iShares U.S. Healthcare ETF	16,196	2,433,611
PowerShares KBW Bank Portfolio	68,460	2,563,143
Vanguard FTSE All-World ex-US ETF	44,501	1,987,415
Vanguard Value ETF	64,018	5,075,347
WisdomTree Japan Hedged Equity Fund	46,520	2,431,135
		46,642,525

TOTAL EXCHANGE-TRADED FUNDS (Cost $50,662,224)		48,632,225

SHORT TERM INVESTMENTS - 5.14%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $2,628,942)	2,628,942	2,628,942

TOTAL INVESTMENTS (Cost $53,291,166) - 100.18%		$51,261,167
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.18%)		(94,259)
NET ASSETS - 100%		$51,166,908

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

Stringer Moderate Growth Fund	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 96.59%

DEBT FUNDS - 20.65%
iShares CMBS ETF	6,138	$314,634
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	8,293	208,320
Vanguard Total Bond Market ETF	6,407	521,786
		1,044,740

EQUITY FUNDS - 75.94%
Alerian MLP ETF	16,587	239,516
First Trust Multi Cap Value AlphaDEX Fund	8,665	369,996
IQ Merger Arbitrage ETF	7,372	208,996
iShares Global Consumer Discretionary ETF	2,306	200,253
iShares MSCI EAFE Minimum Volatility ETF	4,676	298,048
iShares MSCI EAFE Small-Cap ETF	4,182	205,169
iShares MSCI EAFE Value ETF	4,874	239,021
iShares MSCI USA Minimum Volatility ETF	10,067	403,083
iShares MSCI USA Momentum Factor ETF	5,395	376,032
iShares US Pharmaceuticals ETF	1,198	199,778
PowerShares KBW Bank Portfolio	5,520	206,669
PowerShares S&P 500 BuyWrite Portfolio	10,020	204,909
Vanguard FTSE All-World ex-US ETF	3,280	146,485
Vanguard Value ETF	4,404	349,149
WisdomTree Japan Hedged Equity Fund	3,723	194,564
		3,841,668

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,164,340)		4,886,408

SHORT TERM INVESTMENTS - 3.61%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $182,673)	182,673	182,673

TOTAL INVESTMENTS (Cost $5,347,013) - 100.20%		$5,069,081
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.20)%		(10,289)
NET ASSETS - 100%		$5,058,792

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)	SEMI-ANNUAL REPORT

	Stringer Growth Fund	Stringer
		Moderate Growth Fund
Assets:
Investments, at value	51,261,167	5,069,081
Due from advisor	-	6,849
Receivables:
Interest	23	2
Fund shares sold	18,340	-
Prepaid expenses	10,649	1,721
Total assets	51,290,179	5,077,653

Liabilities:
Payables:
Fund shares redeemed	14,452	-
Due to advisor	65,869	-
Accrued distribution (12b-1) fees	20,391	1,082
Due to administrator	11,186	2,823
Accrued expenses	11,373	14,956
Total liabilities	123,271	18,861
Net Assets	$51,166,908	$5,058,792

Sources of Net Assets:
Paid-in capital	$50,777,372	$5,336,330
Undistributed net realized gain (loss) on investments	2,568,301	(15,555)
Accumulated net investment income (loss)	(148,766)	15,949
Net unrealized depreciation on investments	(2,029,999)	(277,932)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$51,166,908	$5,058,792

Total Investments, at cost	$53,291,166	$5,347,013

Class A Shares:
Net assets	$15,293,157	$680,109
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,360,254	$71,819
Net Asset Value Per Share	$11.24	$9.47

Maximum Offering Price Per Share (a)	$11.89	$10.02

Minimum Redemption Price Per Share (b)	$11.18	$9.42

Class C Shares:
Net assets	$20,938,667	$268,504
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,882,588	$28,451
Net Asset Value and Offering Price Per Share	$11.12	$9.44

Minimum Redemption Price Per Share (c)	$11.01	$9.35

Institutional Class Shares:
Net assets	$14,935,084	$4,110,179
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,324,221	$433,598
Net Asset Value, Offering and Redemption Price Per Share	$11.28	$9.48

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.
(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF OPERATIONS

August 31, 2015 (Unaudited)	SEMI-ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund

	For the	For the Period Ended
	Six Month Period Ended
	August 31, 2015	August 31, 2015(a)

Investment income:
Dividends	$448,830	$37,483
Interest	134	14
Total investment income	448,964	37,497

Expenses:
Management fees (Note 5)	275,775	12,865
Distribution (12b-1) fees - Class A	20,188	512
Distribution (12b-1) fees - Class C	102,735	929
Accounting and transfer agent fees and expenses	60,578	14,920
Registration and filing fees	11,487	3,258
Custodian fees	8,067	4,192
Audit fees	7,058	7,789
Trustee fees and expenses	3,542	3,354
Miscellaneous	3,527	2,622
Legal fees	1,800	5,031
Insurance	846	-
Pricing fees	322	500
Total expenses	495,925	55,972
Less: fees waived and expenses absorbed	-	(34,424)
Net expenses	495,925	21,548

Net investment income (loss)	(46,961)	15,949

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,773,839	(15,555)
Net realized gain (loss) on investments	1,773,839	(15,555)

Net change in unrealized depreciation on:
Investments	(5,374,938)	(277,932)
Net change in unrealized depreciation	(5,374,938)	(277,932)

Net loss on investments	(3,601,099)	(293,487)

Net decrease in net assets resulting from operations	$(3,648,060)	$(277,538)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2015	SEMI-ANNUAL REPORT

	Stringer
	Growth Fund

	For the	For the Year Ended
	Six Month Period Ended
	August 31, 2015	February 28, 2015
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(46,961)	$195,815
Net realized gain on investments	1,773,839	820,820
Net unrealized appreciation (depreciation) on investments	(5,374,938)	1,834,400
Net increase (decrease) in net assets resulting from operations	(3,648,060)	2,851,035

Distributions to shareholders from:
Net investment income - Class A	-	(105,696)
Net investment income - Class C	-	(20,774)
Net investment income - Institutional Class	-	(127,574)
Net realized capital gains - Class A	-	(54,378)
Net realized capital gains - Class C	-	(47,574)
Net realized capital gains - Institutional Class	-	(50,314)
Total distributions	-	(406,310)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	4,990,600	24,467,027

Increase in net assets	1,342,540	26,911,752

Net Assets:
Beginning of period	49,824,368	22,912,616

End of period	$51,166,908	$49,824,368
Accumulated net investment loss	$(148,766)	$(101,805)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2015	SEMI-ANNUAL REPORT

Stringer
Moderate Growth Fund

For the
Period Ended
August 31, 2015(a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$15,949
Net realized loss on investments	(15,555)
Net unrealized depreciation on investments	(277,932)
Net decrease in net assets resulting from operations	(277,538)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	5,336,330

Increase in net assets	5,058,792

Net Assets:
Beginning of period	-

End of period	$5,058,792
Undistributed net investment income	$15,949

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2015	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class A
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014(a)

	(Unaudited)

Net Asset Value, Beginning of Period	$12.03		$11.42	$10.00

Investment Operations:
Net investment income	-	(f)	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.79)		0.65	1.46
Total from investment operations	(0.79)		0.73	1.48

Distributions:
From net investment income	-		(0.08)	(0.04)
From net realized capital gains	-		(0.04)	(0.02)
Total distributions	-		(0.12)	(0.06)

Net Asset Value, End of Period	$11.24		$12.03	$11.42

Total Return (b)	(6.57)%	(c)	6.42%	14.82%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$15,293		$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	1.65%	(d)	1.68%	2.40%	(d)
After fees waived and expenses absorbed (e)	1.65%	(d)	1.65%	1.65%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	0.04%	(d)	0.72%	(0.48)%	(d)
After fees waived and expenses absorbed (e)	0.04%	(d)	0.75%	0.27%	(d)

Portfolio turnover rate	77%	(c)	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests
(f)	Net investment income per share was less than $0.01 per share during the six month period ended August

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2015	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class C
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015		For the Period Ended February 28, 2014(a)

	(Unaudited)

Net Asset Value, Beginning of Period	$11.94		$11.37		$10.00

Investment Operations:
Net investment income (loss)	(0.04)		-	(b)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.78)		0.63		1.42
Total from investment operations	(0.82)		0.63		1.40

Distributions:
From net investment income	-		(0.02)		(0.01)
From net realized capital gains	-		(0.04)		(0.02)
Total distributions	-		(0.06)		(0.03)

Net Asset Value, End of Period	$11.12		$11.94		$11.37

Total Return (c)	(6.87)%	(d)	5.54%		14.06%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$20,939		$16,157		$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (f)	2.40%	(e)	2.43%		3.15%	(e)
After fees waived and expenses absorbed (f)	2.40%	(e)	2.40%		2.40%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (f)	(0.71)%	(e)	(0.03)%		(1.23)%	(e)
After fees waived and expenses absorbed (f)	(0.71)%	(e)	0.00%		(0.48)%	(e)

Portfolio turnover rate	77%	(d)	80%		53%	(d)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2015	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Institutional Class
	For the Six Month Period Ended August 31, 2015		For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$12.05		$11.44	$10.00

Investment Operations:
Net investment income	0.01		0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.78)		0.67	1.47
Total from investment operations	(0.77)		0.75	1.51

Distributions:
From net investment income	-		(0.10)	(0.05)
From net realized capital gains	-		(0.04)	(0.02)
Total distributions	-		(0.14)	(0.07)

Net Asset Value, End of Period	$11.28		$12.05	$11.44

Total Return (b)	(6.39)%	(c)	6.63%	15.12%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14,935		$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	1.40%	(d)	1.43%	2.15%	(d)
After fees waived and expenses absorbed (e)	1.40%	(d)	1.40%	1.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	0.29%	(d)	0.97%	(0.23)%	(d)
After fees waived and expenses absorbed (e)	0.29%	(d)	1.00%	0.52%	(d)

Portfolio turnover rate	77%	(c)	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

August 31, 2015	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Class A		Class C		Institutional Class
	For the		For the		For the
	Period Ended		Period Ended		Period Ended
	August 31, 2015(a)		August 31, 2015(a)		August 31, 2015(a)
	(Unaudited)		(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income	0.03		-		0.03
Net realized and unrealized loss on investments	(0.56)		(0.56)		(0.55)
Total from investment operations	(0.53)		(0.56)		(0.52)

Net Asset Value, End of Period	$9.47		$9.44		$9.48

Total Return (b)	(5.30)%	(c)	(5.60)%	(c)	(5.20)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$680		$269		$4,110

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.64%	(d)	4.39%	(d)	3.39%	(d)
After fees waived and expenses absorbed (e)	1.50%	(d)	2.25%	(d)	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(1.31)%	(d)	(2.06)%	(d)	(1.06)%	(d)
After fees waived and expenses absorbed (e)	0.83%	(d)	0.08%	(d)	1.08%	(d)

Portfolio turnover rate	38%	(c)	38%	(c)	38%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Funds (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Stringer Growth Fund’s (the “Growth Fund”) investment objective is long-term growth of capital. The Stringer Moderate Growth Fund’s (the “Moderate Growth Fund”) investment objective is capital appreciation while also maintaining principal stability. The Funds’ investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Funds offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares for the Growth Fund commenced operations on March 27, 2013. Each class of shares for the Moderate Growth Fund commenced operations on March 31, 2015. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)            Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

c)            Federal Income Taxes – The Growth Fund has qualified and intends to continue to qualify and the Moderate Growth Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

            As of and during the six month period ended August 31, 2015, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six month period ended August 31, 2015, the Funds did not incur any interest or penalties. The Funds identifies their major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2014 and 2015) and has concluded that no provision for income tax is required in these financial statements.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)            Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)            Non-Diversified Fund – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Stringer Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(h)         Redemption fees – Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. No redemption fees were paid to the Funds during the six month period ended August 31, 2015. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor during the six month period ended August 31, 2015. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares made within one year of their purchase. During the six month period ended August 31, 2015, CDSC Fees of $7,933 and $0 were paid to the Adviser by the Growth Fund and Moderate Growth Fund, respectively.

2.            SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Stringer Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of August 31, 2015.

Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$48,632,225	$-	$48,632,225
Money Market Funds	2,628,942	-	2,628,942
Totals	$51,261,167	$-	$51,261,167

Moderate Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$4,886,408	$-	$4,886,408
Money Market Funds	182,673	-	182,673
Totals	$5,069,081	$-	$5,069,081

(1)	As of and during the six month period ended August 31, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the six month period ended August 31, 2015. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended August 31, 2015, no securities were fair valued.

Stringer Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

3.            CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Growth Fund for the six month period ended August 31, 2015 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	203,953	(226,712)	-	(22,759)
Value	$2,459,468	$(2,711,137)	$-	$(251,669)
Class C
Shares	673,111	(143,414)	-	529,697
Value	$8,032,897	$(1,696,251)	$-	$6,336,646
Institutional Class
Shares	266,569	(355,997)	-	(89,428)
Value	$3,202,396	$(4,296,773)	$-	$(1,094,377)

Transactions in shares of capital stock for the Moderate Growth Fund for the period since inception from March 31, 2015 through August 31, 2015 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	90,834	(19,015)	-	71,819
Value	$915,066	$(190,394)	$-	$724,672
Class C
Shares	28,451	-	-	28,451
Value	$285,893	$-	$-	$285,893
Institutional Class
Shares	449,187	(15,589)	-	433,598
Value	$4,480,801	$(155,036)	$-	$4,325,765

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 28, 2015 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	647,561	(235,405)	12,774	424,930
Value	$7,499,640	$(2,700,420)	$149,963	$4,949,183
Class C
Shares	755,455	(73,873)	5,171	686,753
Value	$8,697,514	$(847,752)	$60,347	$7,910,109
Institutional Class
Shares	1,113,818	(99,452)	14,556	1,028,922
Value	$12,591,506	$(1,154,946)	$171,175	$11,607,735

Stringer Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

4.            INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2015 for the Growth Fund and for the period since inception from March 31, 2015 through August 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Growth Fund	$42,881,315	$37,753,099
Moderate Growth Fund	6,696,804	1,516,909

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Growth Fund’s net assets and 0.80% of the Moderate Growth Fund’s net assets

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Growth Fund and to not more than 1.25% for Class A shares, Class C shares and Institutional Class shares, respectively, of the average daily net assets of the Moderate Growth Fund through at least July 1, 2016. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Funds. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended August 31, 2015 for the Growth Fund and during the period since inception from March 31, 2015 through August 31, 2015 for the Moderate Growth Fund, as well as amounts due to (from) the Advisor at August 31, 2015.

	Growth Fund	Moderate Growth Fund
Management fees earned	$ 252,760	$ 12 865
Fees recouped (waived) and (expenses reimbursed)	23,015	(34,424)
Payable to (Due from) Adviser	65,869	(6,849)

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Fund would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	February 28, 2017	February 28, 2018	February 28, 2019	Totals
Growth Fund	$ 52,074	$ 11,090	$ -	$ 63,164
Moderate Growth Fund	-	-	34,424	34,424

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (formerly Matrix 360 Administration, LLC) (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

Stringer Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the six month period ended August 31, 2015 for the Growth Fund and for the period since inception from March 31, 2015 through August 31, 2015 for the Moderate Growth Fund, the Funds accrued servicing fees, including out of pocket expenses, and had amounts payable to M3Sixty as follows.

	Growth Fund	Moderate Growth Fund
Service fees accrued	$ 60,578	$ 14,920
Service fees payable	11,186	2,823

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Funds may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Funds took effect March 27, 2013 for the Growth Fund and March 31, 2015 for the Moderate Growth Fund. For the six month period ended August 31, 2015 for the Growth Fund and for the period since inception from March 31, 2015 through August 31, 2015 for the Moderate Growth Fund, the Funds accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

	Class A	Class C
Growth Fund	$ 20,188	$ 512
Moderate Growth Fund	102,735	929

6.            TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2015 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
Growth Fund	$ 53,316,050	$ 571,705	$ (2,626,588)	$ (2,054,883)
Moderate Growth Fund	5,347,440	646	(279,005)	(278,359)

The differences between book basis unrealized depreciation and tax-basis unrealized depreciation for the Funds are attributable primarily to the tax deferral of losses on wash sales.

During the six month period ended August 31, 2015, the Funds did not pay any distributions.

During the fiscal year ended February 28, 2015, the Growth Fund distributed $406,310 of ordinary income.

Stringer Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

6.            TAX MATTERS (continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The Moderate Growth Fund’s initial tax basis distributable earnings will be provided after its initial fiscal year end on February 29, 2016. As of February 28, 2015, the Growth Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$ 70,093	$ 750,282	$ (101,810)	$ 3,319,031	$ 4,037,596

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2015, the Growth Fund elected to defer net capital losses and net ordinary losses as indicated in the chart below:

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ -	$ -	$ 101,810	$ 43,576

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 28, 2015, the Growth Fund had no capital loss carryforwards for federal income tax purposes.

7.            COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.            SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Stringer Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2015 (Unaudited)

The Funds files their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2016 to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their own tax advisors.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Stringer Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$1,250	None	None	$1,250
Thomas Krausz	$1,125	None	None	$1,125
Tom M. Wirtshafter	$1,125	None	None	$1,125
Gary DiCenzo	$1,125	None	None	$1,125
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Robert S. Driessen	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to the fourteen Funds of the Trust.
[2]	Figures are for the six month period ended August 31, 2015.

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 03/01/15 through 08/31/15

Growth Fund:	Beginning Account Value (03/01/2013)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2015)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+2.65%)	$1,000.00	1.65%	$934.30	$8.04
Class C (+2.22%)	$1,000.00	2.40%	$931.30	$11.68
Institutional Class (+2.77%)	$1,000.00	1.40%	$936.10	$6.83
Hypothetical 5% Fund Return
Class A	$1,000.00	1.65%	$1,016.90	$8.39
Class C	$1,000.00	2.40%	$1,013.10	$12.18
Institutional Class	$1,000.00	1.40%	$1,018.10	$7.12

(a)	Expenses are equal to the Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Moderate Growth Fund:	Beginning Account Value (03/31/2015)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2015)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+2.65%)	$1,000.00	1.50%	$947.00	$6.12
Class C (+2.22%)	$1,000.00	2.25%	$944.00	$9.17
Institutional Class (+2.77%)	$1,000.00	1.25%	$948.00	$5.10

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)(continued)

Moderate Growth Fund:	Beginning Account Value (03/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2015)	Expenses Paid During Period (b)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.60	$7.63
Class C	$1,000.00	2.25%	$1,013.90	$11.42
Institutional Class	$1,000.00	1.25%	$1,018.90	$6.36

(a)
Actual expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 153/365 to reflect the period since inception from March 31, 2015 through August 31, 2015.

(b)
Hypothetical expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated July 1, 2015 for the Funds were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.25%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	2.22%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.00%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.97%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.00%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.97%
Stringer Moderate Growth Fund Class A, gross of fee waivers or expense reimbursements	2.48%
Stringer Moderate Growth Fund Fund Class A, after waiver and reimbursement*	1.90%
Stringer Moderate Growth Fund Class C, gross of fee waivers or expense reimbursements	3.23%
Stringer Moderate Growth Fund Class C, after waiver and reimbursement*	2.65%
Stringer Moderate Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.23%
Stringer Moderate Growth Fund Institutional Class, after waiver and reimbursement*	1.65%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for the Growth Fund and 1.25% for the Moderate Growth Fund through at least July 1, 2016. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 1.40% and 1.25% expense limitations. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2015 were 1.65%, 2.40% and 1.40% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Total Gross Operating Expenses (Annualized) during the period since inception from March 31, 2015 through August 31, 2015 were 3.64%, 4.39% and 3.39% for the Stringer Moderate Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2015 for the Growth Fund and for period since inception from March 31, 2015 through August 31, 2015 for the Moderate Growth Fund.

360 FUNDS
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND STRINGER ASSET MANAGEMENT, LLC

On December 10, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Stringer Asset Management, LLC (the “Adviser”) with respect to the Stringer Moderate Growth Fund (the “Fund”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information prepared for the approval meeting, such as: (i) reports regarding the services and support to be provided to the Fund and their shareholders by the Adviser; (ii) information prepared by the Fund’s portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Fund and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Fund and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Fund, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Fund; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Fund in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Fund.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser to the Fund. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities); the background, experience and professional ability and skill of the portfolio management personnel assigned to the Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Fund and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Fund, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Fund; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Fund; the oversight of the Fund’s portfolios by the Adviser; the Adviser’s succession plan and business continuity plan; and the coordination of services for the Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Fund.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the gross and net expenses of the Fund as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the Fund was within the range of expenses incurred by the other Fund in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Fund by the principals of the Adviser to their roles for the Fund.

The Trustees also considered the fees charged by the Adviser to comparable accounts they manage in a similar style and noted that, typically, the fees charged to the Fund were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Fund and the profits expected to be realized by the Adviser from its relationship with the Fund were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Fund and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it will select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Fund as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Fund were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Fund grows and whether the total expense ratios reflect those economies of scale for the benefit of the Fund’s shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Fund at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
5050 Poplar Avenue
Suite 1103
Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)               Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)               Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randall K. Linscott
President,
Date: November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randall K. Linscott
President
Date: November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: November 3, 2015